Offerings - Offering: 1	Dec. 09, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	CommonStock, par value$0.00125per share
Maximum Aggregate Offering Price	$ 200,000,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 30,620
Offering Note
(1)
The registration fee is calculated in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”), based on the proposed maximum aggregate offering price, and Rule 457(r) under the Securities Act. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fee for Registration Statement on Form
S-3
(File
No. 333-283676),
filed by the registrant with the Securities and Exchange Commission on December 9, 2024.